Equity-method investees - Schedule of Cash and Cash Equivalents, Bank Overdrafts and Borrowings (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Joint Ventures [Line Items]
Lease liabilities current	€ (10,456)	€ (11,314)
Lease liabilities non-current	(43,137)	(46,053)
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure Of Joint Ventures [Line Items]
Cash and cash equivalents	43,668	37,049
Lease liabilities current	(2,432)	(1,982)
Lease liabilities non-current	(2,367)	(5,004)
Total, net of cash and cash equivalents, bank overdrafts and borrowings, lease liabilities current and non-current	€ 38,869	€ 30,063